Provision for employee benefits - Sensitivity Analysis (Details) - Discount rate	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in percentage	0.25%
Increase in percentage	0.25%
Defined benefit obligation increase due to increase in discount rate	€ 45,500
Defined benefit obligation decrease due to decrease in discount rate	€ (33,700)
Defined benefit obligation increase (in percentage)	2.54%
Defined benefit obligation decrease (in percentage)	1.88%